Long-Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total principal	$ 828,856	$ 941,661
Less: unamortized discount and debt issuance costs	(7,070)	(8,645)
Total debt	821,786	933,016
Less: current portion	(150,254)	(171,019)
Non-current portion of long-term debt	671,532	761,997
Term Loans
Debt Instrument [Line Items]
Total principal	417,930	475,466
Revolving Credit Facility
Debt Instrument [Line Items]
Total principal	$ 410,926	$ 466,195